LAND USE RIGHTS, NET (Details 1)	Dec. 31, 2022 USD ($)
LAND USE RIGHTS, NET
Fiscal 2023	$ 35,249
Fiscal 2024	35,249
Fiscal 2025	35,249
Fiscal 2026	35,249
Fiscal 2027	35,249
Thereafter	1,093,191
Estimated future amortization expense	$ 1,269,436